SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                        Pre-Effective Amendment No.                       [ ]

                         Post Effective Amendment No. 45                  [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                                 Amendment No. 46                         [X]

                        (Check appropriate box or boxes)
                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011

               Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                        Paul, Hastings, Janofsky & Walker
                              345 California Street
                             San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective  (check  appropriate box)

     [ ] Immediately upon filing pursuant to paragraph (b)
     [ ] On             pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On             pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1A Item No.                                       Location

Part A

Item 1.  Cover Page...........................      Cover Page
Item 2.  Synopsis.............................      Expense
                                                    Table

Item 3.  Financial Highlights.................      N/A

Item 4.  General Description of Registrant....      Objectives and
                                                    Investment
													Principles

Item 5.  Management of the Fund...............      Management
                                                    of the Funds

Item 5A  Management's Discussion of Fund            N/A
         Performance

Item 6.  Capital Stock and Other Securities. . .    Distributions
                                                    and Taxes;
                                                    How a
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 7.  Purchase of Securities Being Offered . .   How to Invest
                                                    in a Fund;
                                                    How a
                                                    Fund's Per
                                                    Share Value
                                                    is Determined

Item 8.  Redemption or Repurchase. . . . . . . .    How to Redeem
                                                    an Investment
                                                    in a Fund

Item 9.  Pending Legal Proceedings . . . . . . .    N/A


Part B

Item 10. Cover Page .............................   Cover Page

Item 11. Table of Contents.......................   Table of
                                                    Contents

Item 12. General Information and History . . . .    The Trust;
                                                    General
                                                    Information

Item 13  Investment Objectives and Policies ....    Investment
                                                    Objective and
                                                    Policies;
                                                    Investment
                                                    Restrictions

Item 14. Management of the Fund...................  Trustees and
                                                    Executive Officers

Item 15. Control Persons and Principal Holders
         of Securities............................  General Information

Item 16. Investment Advisory and Other Services.... The Funds' Investment
                                                    Advisor; the Funds'
                                                    Administrator; General
                                                    Information

Item 17. Brokerage Allocation...................... Execution of
                                                    Portfolio
                                                    Transactions


Item 18. Capital Stock and Other Securities........ General
                                                    Information

Item 19. Purchase, Redemption and Pricing of
         Shares Being Offered..............         Additional
                                                    Purchase &
                                                    Redemption
                                                    Information

Item 20. Tax Status..............................   Distributions
                                                    & Tax Infor-
                                                    mation

Item 21. Underwriters............................   The Funds'
                                                    Distributor

Item 22. Performance Information..................  Performance
                                                    Information

Item 23. Financial Statements....................   N/A


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there by any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities law of any State.

                 Harris Bretall Sullivan & Smith L.L.C.
                     One Sansome Street, Suite 3300
                       San Francisco, CA  94104
                              800-385-7003

This Prospectus sets forth basic information about the Funds described below that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated June 30, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge by calling or
writing the Funds at the number or address given above.   Harris Bretall
Sullivan & Smith L.L.C. serves as investment advisor (the "Advisor") to each Fund.

          THE HEALTH CARE FUND seeks to achieve long-term capital appreciation by emphasizing investments in companies in the health care industry.

          THE AGGRESSIVE GROWTH EQUITY FUND seeks to achieve long-term capital appreciation by emphasizing investments in companies which the Advisor believes offer the best potential for long- term growth of capital.

          THE TECHNOLOGY FUND seeks to achieve long-term capital appreciation by emphasizing investments in the technology industries.

          THE TAX-ADVANTAGED FUND seeks to achieve long-term capital
	 appreciation by investing in the common stocks of major U.S. companies
	 while reducing shareholders' exposure to income taxes on the Fund's total
	 return.  This is not a tax-exempt fund.  Distributions by this Fund, unless
	 made to a tax-deferred account or tax-exempt investor, will be subject to
	 state and federal income taxes.  This Fund may not be appropriate for IRAs
	 or other tax-deferred accounts or for tax-advantaged investors.

          THE SOCIALLY RESPONSIBLE FUND seeks to achieve long-term capital appreciation by investing in companies that pass commonly-applied social screens.

        Given their specialized focus, these Funds should not be considered a complete investment program

                          TABLE OF CONTENTS

  Expense Table  . . . .                                         2
  Objectives and Investment Principles . . . . . . . . . . . .   3
  Management of the Funds. . . . . . . . . . . . . . . . . . .  12
  Distribution Plan. . .                                        13
  How To Invest in a Fund. . . . . . . . . . . . . . . . . . .  14
  How To Redeem an Investment in a Fund. . . . . . . . . . . .  15
  Services Available to the Funds' Shareholders. . . . . . . .  16
  How the Funds' Per Share Value Is Determined . . . . . . . .  17
  Distributions and Taxes. . . . . . . . . . . . . . . . . . .  17
  General Information. .                                        18

These Securities Have Not Been Approved or Disapproved by the Securities and Exchange Commission Nor Has the Securities and Exchange Commission Passed upon the Accuracy or Adequacy of this Prospectus. Any Representation to the Contrary Is a Criminal Offense.

                     Prospectus dated June 30, 1998

  Each Fund is a non-diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares of the Funds may be purchased at their net asset value per share. The minimum initial investment is $10,000 with subsequent investments of $1,000 or more. Shares will be redeemed at net asset value per share.

EXPENSE TABLE

    Expenses are one of several factors to consider when investing in the Funds. The purpose of the following fee table is to provide an understanding of the various costs and expenses that may be borne directly or indirectly by an investment in the Funds. Actual expenses may be more or less than those shown. The Funds have adopted a plan of distribution under which the Funds will pay the Advisor, as Distribution Coordinator, a fee at the annual rate of up to 0.25% of each Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in such fees than the maximum sales charge permitted under the rules of the NASD Regulation, Inc. Shares will be redeemed as net asset value per share.



Shareholder           The Health  The         The         The Tax-    The Socially
Transaction           Care Fund   Aggressive  Technology  Advantaged  Responsible
Expenses                          Growth      Fund        Fund        Fund
								  Equity
                                  Fund
Maximum Sales Load
Imposed on Purchases  None        None        None        None        None

Maximum Sales Load
Imposed on
Reinvestments         None        None        None        None        None

Dividends             None        None        None        None        None

Deferred Sales Load   None        None        None        None        None

Redemption Fees       None        None        None        None        None


Annual Fund           The Health  The         The         The Tax-    The Socially
Operating Expenses    Care Fund   Aggressive  Technology  Advantaged  Responsible
(as a percentage                  Growth      Fund        Fund        Fund
of net assets)				      Equity
                    			  Fund

Advisory Fees         0.75%       0.90%       0.80%       0.75%       0.75%

12b-1 Expenses        0.25%       0.25%       0.25%       0.25%       0.25%

Other Expenses (after
reimbursement)        0.29%*      0.14%*      0.24%*      0.29%*      0.29%*

Total Fund Operating
Expenses (after
reimbursement)        1.29%*      1.29%*      1.29%*      1.29%*      1.29%*


    *The Advisor has undertaken to reduce its fees or make payments (to reimburse Fund expenses) to assure that each Fund's ratio of operating expenses to average net assets will not exceed 1.29% for the current fiscal year.

Example


This table illustrates the net transaction and operating expenses that would be incurred for an investment in any of the Funds over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

				1 year          3 years
				$13             $40

    The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than shown. In addition, federal regulations require the Example to assume a 5% annual return, but a Fund's actual return may be higher or lower. See "Management of the Fund."


               OBJECTIVES AND INVESTMENT PRINCIPLES

The Aggressive Growth Equity Fund

    The investment objective of the Aggressive Growth Equity Fund is to aggressively seek the growth of capital. The Fund seeks to achieve its objective by investing with leverage in a non-diversified portfolio of equity securities. Under normal circumstances at least 65% of the Fund's total assets will be invested in equity securities with capital growth potential. The Aggressive Growth Equity Fund is designed for investors who want long-term asset growth and are willing to accept stock market volatility.

    The Fund emphasizes investments in growth companies with market capitalizations in excess of $100 million, and typically over $1 billion, that have a superior potential for long-term appreciation.

     The Advisor uses fundamental and quantitative disciplines to select investments for the Fund. The Advisor estimates that annual portfolio turnover will not exceed 200%. The Fund will incur increased brokerage costs with this higher portfolio turnover rate. Higher portfolio turnover may also result in more realized gains and more shorter-term realized gains.

     The portfolio managers who are responsible for the day-to-day investment decisions are David S. Post and Henri W. Moudi. Mr. Post served as the Advisor's Director of Research between 1994 and 1997. In 1997, Mr. Post became an Executive Vice President and a Partner. Mr. Moudi joined the Advisor in 1997 as an Analyst. Prior to joining the Advisor, Mr. Moudi was an Investment Officer for T.T. Group, a privately funded venture capital firm. In 1994, Mr. Moudi worked with the Investment Department of The World Bank in Washington, D.C. as a Research Analyst.


The Health Care Fund

     The investment objective of the Health Care Fund is to seek capital appreciation. The Fund will seek to achieve its objective, under normal conditions, by investing at least 65% of its total assets in the equity securities of health care companies. The Fund is designed for investors who wish to participate in a non-diversified portfolio of securities concentrated in the health care industry. The Advisor believes that changing demographics and the aging population of the industrialized world presents strong growth potential for companies within the health care industry. Examples of the types of companies in which the Fund may invest include:

          Pharmaceuticals                    Biotechnology

          Health Care Services               Health Care REITs

          Research and Development           Personal Care and Cosmetics

          Medical Equipment, Devices         Retail Drug and other Health Stores
          and Supplies

          Medical Information Systems

     The Advisor uses fundamental and quantitative disciplines to select investments for the Fund. The Advisor estimates that annual portfolio turnover will be approximately 25%. The portfolio managers who are responsible for the day-to-day investment decisions are Jack J. Sullivan and Lloyd S. Kurtz. Mr. Sullivan has been with the Advisor as an Executive Vice President and Partner for over five years. Mr. Kurtz has served as an Analyst for the Advisor since 1995. Prior to joining the Advisor, Mr. Kurtz had been a Senior Research Analyst at Kinder, Lydenberg, Domini & Co. since 1991.

     The value of the Fund's shares may be susceptible to factors affecting the health care industry and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund may bean appropriate investment only for individuals who are long-term investors and do not require safety of principal or stable income from their investments.

The Technology Fund

     The investment objective of the Technology Fund is to seek capital appreciation. The Fund will seek to achieve its objective, under normal conditions, by investing at least 65% of its total assets in the equity securities of technology companies. The Fund will typically be leveraged. The Fund is designed for investors who wish to participate in a non-diversified portfolio of securities concentrated in the technology sector. The Advisor will focus on companies that offer substantial opportunities for long- term capital appreciation because of their ability to capitalize on the rapid advances in
technology and science.   Examples of the types of companies in which the Fund
may invest include:

    Communications             Computers                Entertainment/Media

    Computer Networking        Software                 Broadcasters
    Communications Equipment   Systems Manufacturers    Production
    Communications Services    Peripherals              Electronic Entertainment
    Wireless Communications    Semiconductors           Media
                               Semiconductor Equipment  Toys
                               Storage
                               Distribution & Services



     The Fund emphasizes investments in technology companies with market capitalizations in excess of $100 million, and typically over $1 billion, that have a superior potential for long-term capital appreciation.

     The Advisor uses fundamental and quantitative disciplines to select investments for the Fund. The Advisor estimates that the annual portfolio turnover will be approximately 100%. The portfolio managers who are responsible for the day-to-day investment decisions are Susan Foley and Seth Scholar. Ms. Foley joined the Advisor in 1989 as a Vice President and Portfolio Manager. In 1997, Ms. Foley became an Executive Vice President and Partner. Mr. Scholar as been an Analyst with the Advisor for over five years.

     The value of the Fund's shares may be susceptible to factors affecting the technology sector and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, the Fund may bean appropriate investment only for individuals who are long-term investors and do not require safety of principal or stable income from their investments.

The Tax-Advantaged Fund

     The investment objective of the Tax-Advantaged Fund is to seek capital appreciation. The Fund will seek to achieve its objective, under normal conditions, by investing at least 65% of its total assets in a non-diversified portfolio of equity securities of selected large capitalization companies. The Fund targets companies having total market capitalizations of $1 billion or more. The Fund seeks to achieve its objective in a manner that reduces shareholders' exposure to income taxes on their distributions from the Fund (increasing "tax efficiency"). The Fund may use certain investment techniques in an attempt to increase tax efficiency. These techniques may include:

                    delaying the sale of a security until any gains would
		  qualify as medium  or long term capital gains;

                    accelerating recognition of losses to offset recognized
		  gains, or accelerating the recognition of short or medium term capital gains to offset losses;

                    reducing turnover to minimize realization and distribution
		  of taxable capital gains (annual portfolio turnover is estimated to
		  not exceed 15%);

                    when selling part of holding, strategically selling first
		  those securities with a higher (or lower) cost basis to reduce
		  (increase when there is an offsetting loss) recognized gains.  Federal
		  income tax law permits the Fund to specify which shares of stock the
		  Fund will treat as being sold; while most mutual funds use a first in,
		  first out (FIFO) method, the Fund will individually identify which
		  shares to sell based upon the effect of the sale on: the realization
		  of capital gains; whether the sale will result in short , medium  or
		  long term capital gains; and the proximity of the shares held to a
		  preferential category of capital gains (e.g., how close specific
		  shares are to moving from short-to-medium or from medium-to-long-term
		  capital gains);  and purchasing low yielding or non dividend paying
		  stocks.

     The use of the foregoing techniques may reduce, but will not eliminate, shareholder taxes incurred as a result of investing in the Fund. It will not be possible to use all of these techniques at all times. For example, the Advisor may have to choose between selling higher cost but more recently purchased shares in order to realize a smaller gain and selling earlier purchased but lower cost shares that will result in a longer term gain. The Advisor will use its best judgment in choosing investment techniques that, in the Advisor's opinion, will achieve the greatest benefit to the shareholders of the Fund as a whole.

     The Fund emphasizes investments in common stock. The Advisor uses fundamental and quantitative disciplines to select investments for the Fund. Current income from dividends, interest and other sources is only incidental. During periods that the Advisor deems appropriate, the Fund may take a more defensive position and be significantly invested in cash and cash equivalents. The portfolio managers who are responsible for the day-to-day investment
decisions are Henry B.D. Smith and William Vaughan.   Mr. Smith has been with
the Advisor as an Executive Vice President and Partner for over five years.  Mr.
Vaughn has served as a portfolio manager for the Advisor since 1995.   Mr.
Vaughn worked as a financial consultant for Merrill Lynch Pierce Feener & Smith between 1992 and 1995.

     The Fund is designed only for long term investors who expect to own shares of the Fund for several years or more.

The Socially Responsible Fund

     The investment objective of the Socially Responsible Fund is capital appreciation. The Fund seeks to achieve its objective by investing in a non-diversified portfolio of the equity securities of companies that meet commonly-applied social screens. Under normal circumstances at least 65% of the Fund's total assets will be invested in equity securities of such companies.

     The criteria used in identifying socially responsible companies involve the subjective judgment of the Advisor. The Advisor, based on available data, seeks to exclude the following types of companies: firms that derive more than 2% of their gross revenues from the sale of military weapons; firms that derive any revenues from the manufacture of tobacco products or alcoholic beverages; firms that derive any revenues from gambling enterprises; and firms that have an ownership share in, or operate, nuclear power plants, or participate in businesses related to the nuclear fuel cycle. The Advisor also considers criteria such as corporate citizenship, employee relations, environmental performance, and product-related issues when evaluating stocks for inclusion in the Fund. The corporate citizenship criteria include a company's record with regard to its philanthropic activities and its community relations in general. The employee relations criteria include a company's record with regard to labor matters, workplace safety, equal employment opportunity, employee benefit programs, and meaningful participation in company profits either through stock purchase or profit sharing plans. The environmental performance criteria include a company's record with regard to fines or penalties, waste disposal, toxic emissions, efforts in waste reduction and emissions reduction, recycling, and environmentally beneficial fuels, products and services. The product-related criteria include a company's record with regard to product safety, marketing practices, and commitment to quality.

     After applying its social screens,  the Advisor uses fundamental and
quantitative disciplines to select investments for the Fund.   The Advisor
focuses on socially responsible companies with consistently superior growth in revenues and earnings, strong product lines and proven management ability demonstrated over a variety of business cycles. The portfolio managers who are responsible for the day-to-day investment decisions are Henry B. D. Smith and Lloyd S. Kurtz. Mr. Smith has been with the Advisor as an Executive Vice President and Partner for over five years. Mr. Kurtz has served as an Analyst for the Advisor since 1995. Prior to joining the Advisor, Mr. Kurtz had been a Senior Research Analyst at Kinder, Lydenberg, Domini & Co. since 1991.

PORTFOLIO SECURITIES The following describes in more detail the types of portfolio securities in which the Funds may invest: Equity Securities

Each Fund will invest most of its assets, most of the time, in common stocks, but may also invest in other types of equity securities (such as preferred stocks or convertible securities) as well as equity derivative securities. The Technology and Aggressive Growth Equity Funds may also invest in warrants.

Depositary Receipts and Foreign Securities

To the extent consistent with its investment objectives, each Fund may invest in foreign securities typically in the form of both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a United States bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, sometimes called Continental Depositary Receipts, are issued in Europe, typically by foreign banks and trust companies, and evidence ownership of either foreign or domestic underlying securities. Unsponsored ADR and EDR programs are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and EDRs, and the prices of unsponsored ADRs and EDRs may be more volatile. The Aggressive Growth Fund and the Technology Fund may invest up to 30% of their total assets
in foreign companies.   The Tax-Advantaged Fund may invest up to 35% of its
total assets in foreign securities.

Initial Public Offerings

When appropriate and consistent with a Fund's investment objective and policies, each Fund may invest in initial public offerings that the Advisor believes offer good long-term investment prospects or an opportunity for immediate price appreciation.

Cash and Short-Term Investments

Each Fund may hold a portion of its assets (typically 25% or less) in the form of cash, cash equivalents and short-term investments. A money market fund may also be used to provide a cash position for a Fund or the Fund may enter into a short term repurchase agreement. For temporary defensive purposes, each Fund may invest up to 100% of its assets in cash positions or short term investments. Each Fund may be substantially invested in cash and cash equivalents for up to several months after commencing operations.

Other Investment Practices

Each Fund also may engage in the investment practices described below, each of which may involve certain risks. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more detailed information about certain of these practices, including limitations designed to reduce risks.

Leverage and Borrowing

The Aggressive Growth Equity Fund and the Technology Fund typically leverage their portfolios by 25% to 33% in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset value of the Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained. In addition, each Fund may borrow money from banks, in an aggregate amount not to exceed one-third of the value of the Fund's total assets, for temporary or emergency purposes. A Fund may pledge its assets in connection with such borrowings. No Fund will purchase any security while any such bank borrowings exceed 10% of the value of its total assets.

When-Issued and Forward Commitment Securities

The Funds may purchase U.S. government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked-to-market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Options on Securities

The Aggressive Growth and Technology Funds may purchase put and call options on securities traded on U.S. exchanges. These Funds may purchase call options on securities that they intend to purchase in order to limit the risk of a substantial increase in the market price of such security. These Funds may purchase put options on particular securities in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. Put options allow a Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs.

The Aggressive Growth and Technology Funds also may purchase put and call options on stock indices in order to hedge against the risks of stock market or industry wide stock price fluctuations. Short Selling

Each Fund may sell securities short by borrowing securities it does not own and selling them. The Fund is then obligated to replace the securities borrowed by purchasing them at the market price at the time of replacement. If the securities sold short increase in value between the time of sale and the time the Fund purchases them, the Fund will incur a loss. On the other hand, if the securities decline in value, the Fund may repurchase them at a lower price and realize a profit. As a matter of policy, the Board of Directors has determined that a Fund will not make short sales of securities or maintain a short position if to do so would create liabilities or require collateral deposits and segregation of assets aggregating more than 30% of the applicable Fund's total assets, taken at market value.

Illiquid Securities

None of the Funds expects to invest in illiquid securities   i.e., securities
which are restricted as to resale or are otherwise not readily marketable. Real Estate Investment Trusts

The Health Care Fund and the Aggressive Growth Equity Fund may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or
interests.   Investments in REITs may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, increase in interest rates, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean up of environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants. Certain REITs have relatively small capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. See "Risk Considerations."

Investment Restrictions

The investment objectives of the Funds are fundamental and may not be changed without shareholder approval but, unless otherwise stated, the Fund's investment policies and other stated practices may be changed with approval of the Board of Trustees. If there is a material change in the investment objective or policies of a Fund, shareholders will be notified. A shareholder should then consider whether the Fund remains an appropriate investment in light of its then-current financial positions and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

Risk Considerations

The following describes certain risks involved with investing in the Funds.

Tax Efficiency

In pursuing its objective of seeking capital appreciation, the Tax-Advantaged Fund may employ investment techniques or devices that may have an adverse effect on, and increase shareholder exposure to, income taxes. The Advisor will use its best judgment in determining which investment techniques to employ to achieve the Fund's objective of seeking capital appreciation while maintaining a practical level of tax efficiency for the Fund.

In addition, strategies and techniques employed in attempting to increase the tax efficiency of the Fund may have an adverse effect on the Fund's performance. For example, delay in disposing of a stock may delay the recognition of gain, but also would expose the Fund to declines in the value of that stock. Small Companies

The Funds may make investments in smaller companies (but typically not companies with market capitalizations of less than $100 million) that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.


Non-Diversification and Sector Concentration

The Funds are "non-diversified" investment companies, and may invest their assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of one issuer (except U.S. Government securities). Thus, each of the Funds may invest up to 25% of its total assets in the securities of any two issuers. This practice involves increased risk of loss to a Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations. Technology Fund and the Health Care Fund will invest more than 25% of their assets in securities of issuers in their respective market sectors. The Aggressive Growth Fund and the Tax-Advantaged Fund also may invest more than 25% of their assets in a particular sector if the Advisor believes the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector will have a greater effect on a Fund than if it had not concentrated its assets in that sector.

Health Care Companies

An investment in the Health Care Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in a broader mix of issuers. Companies engaged in biotechnology, drugs and medical devices are affected by, among other things, limited patent duration, intense competition, obsolescence brought about by rapid technological change and regulatory requirements. In addition, many health care companies are smaller and less seasoned, suffer from inexperienced management, offer limited product lines (or may not yet offer products), and may have persistent losses or erratic revenue patterns. Securities of these smaller companies may have more limited marketability and, thus, may be more volatile.

Other health care companies, including pharmaceutical companies, companies undertaking research and development, and operators of health care facilities and their suppliers are subject to government regulation, product or service approval and, with respect to medical devices, the receipt of necessary reimbursement codes, which could have a significant effect on the price and availability of such products and services, and may adversely affect the revenues of these companies. These companies are also susceptible to product liability claims and competition from manufacturers and distributors of generic products. Companies engaged in the ownership or management of health care facilities receive a substantial portion of their revenue from federal and state governments through Medicare and Medicaid payments. These sources of revenue are subject to extensive regulation and government appropriations to fund these expenditures are under intense scrutiny. Numerous federal and state legislative initiatives are being considered that seek to control health care costs and consequently, could affect the profitability and stock prices of companies engaged in the health care industry.


Technology Companies

An investment in the Technology Fund may also involve a greater degree of risk than an investment in other mutual funds that seek capital appreciation by investing in a broader mix of issuers. Companies in the rapidly changing field of technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The technology industry may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

                    MANAGEMENT OF THE FUNDS

     The Board of Trustees of the Trust establishes the Funds' policies and supervises and reviews the management of the Funds. The Advisor is located at One Sansome Street, Suite 3300, San Francisco, CA 94104. The Advisor was founded in 1971 and is a majority-owned affiliate of Value Asset Management, Inc. ("VAM"). VAM is a Connecticut-based holding company owned by Banc Boston Ventures, Inc., which is a subsidiary of Bank Boston, N.A. VAM invests in privately-owned asset management firms. The Advisor provides investment advisory and sub-advisory services to individual and institutional investors and investment companies with assets of approximately $2.7 billion.

     The Advisor provides each Fund with advice on buying and selling securities, manages the investments of each Fund, furnishes each Fund with office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation, each Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of that Fund at the annual rates shown below. The management fees for the Technology Fund and the Aggressive Growth Equity Fund are higher than for most mutual funds, but believed by the Advisor to be comparable to the management fees for similar funds.

The Health Care Fund                     0.75%
The Tax-Advantaged Fund         		 0.75%
The Socially Responsible Fund       	 0.75%
The Technology Fund   		             0.80%
The Aggressive Growth Equity Fund        0.90%


Investment Company Administration Corporation (the "Administrator') acts as each Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for each Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of each Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews's expense accruals. For its services, the Administrator receives an annual fee equal to 0.12% of each Fund's average daily net assets up to $25 million, 0.07% of the next $25 million of net assets, 0.05% of the next $50 million of net assets and 0.03% on assets over $100 million, with a minimum fee per Fund of $30,000.

     Each Fund is responsible for its own operating expenses. The Advisor is undertaking to limit each Fund's ratio of operating expenses to average net assets to 1.29% for each Fund's current year. The Advisor may reimburse additional amounts to a Fund at any time in order to reduce such Fund's expenses. Reductions made by the Advisor in its fees or payments or reimbursement of expenses which are a Fund's obligation may be subject to reimbursement by such Fund provided the Fund is able to do so and remain in compliance with applicable expense limitations. The Advisor generally seeks reimbursement for the oldest reductions and waivers before payment by a Fund for fees and expenses for the current year.

     The Advisor considers a number of factors in determining which brokers or dealers to use for a Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities.
Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

DISTRIBUTION PLAN

     Each Fund has adopted a distribution plan pursuant to Rule 12b-1. The Plan provides that each Fund may pay for distribution and related expenses at an annual rate of up to 0.25% of that Fund's average net assets to the Advisor as Distribution Coordinator. Expenses permitted to be paid by a Fund under its Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; and such other expenses as may be approved from time to time by the Board of Trustees.

     The Rule 12b-1 Distribution Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

HOW TO INVEST IN A FUND

     The minimum initial investment in a Fund is $10,000. Subsequent investments must be at least $1,000. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with a Fund's objective and it is otherwise acceptable to the Advisor.

     Shares of each Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by a Fund prior to the time of the next determination of a Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price. Investors may be charged a fee if they effect transactions through a broker or agent.

     Investors may purchase shares of a Fund by check or wire:

     By Check: For initial investments, and investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Harris Bretall Sullivan & Smith [name of Fund]," should be mailed to the Fund's Transfer Agent: Harris Bretall Sullivan & Smith [name of Fund], _____________________. For purchases by overnight mail, please contact the Transfer Agent at (___) ___-____ for instructions.

     A stub is attached to the account statement sent to shareholders after each transaction. For subsequent investments the stub should be detached from the statement and, together with a check payable to "Harris Bretall Sullivan & Smith [name of Fund]," mailed to the Fund in the envelope provided at the address indicated above. The investor's account number should be written on the check.

     By Wire: For initial investments, before wiring Funds, an investor should call the Fund at (___) ___-____ between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the NYSE is open for trading in order to receive an account number. It is necessary to notify the Fund prior to each wire purchase. Wires sent without notifying the Fund will result in a delay of the effective date of your purchase. The Transfer Agent will request the investor's name, address, taxpayer identification number, amount being wired and wiring bank.
The investor should then instruct the wiring bank to transfer Funds by wire to:_______________________, for credit to Harris Bretall Sullivan & Smith [name of Fund], DDA #___________, for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the applicable Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.

     For subsequent investments, the investor should first notify the Fund and then the investor's bank should wire Funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting Funds in this manner and from their own banks about any fees that may be imposed.

     General. Investors will not be permitted to redeem any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. Each Fund and the Distributor reserve the right to reject any purchase order in whole or in part. If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the NYSE (generally 4:00 p.m., Eastern time, unless trading closes earlier), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the NYSE on the next business day. Federal tax law requires that investors provide a certified taxpayer identification number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Funds are not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the applicable Fund and that Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN A FUND

     A shareholder has the right to have a Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

     Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should be sent of Harris Bretall Sullivan & Smith [name of Fund] at______________________. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (___) ___-____ between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemptions proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. A Fund may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

     Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

     General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, a Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal Funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, a Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $5,000. If a Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $5,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $5,000 before the Fund takes any action.

SERVICES AVAILABLE TO THE FUNDS' SHAREHOLDERS

     Retirement Plans. Each Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from your securities dealer with respect to other retirement plans offered. Investors should consult a tax advisor before establishing any retirement plan.

     Automatic Investment Plan. For the convenience of shareholders, each Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $100), as if the shareholder had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

     Automatic Withdrawals. As another convenience, each Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.

     A withdrawal under the Systematic Withdrawal Program is treated as a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amounts withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.

HOW A FUND'S PER SHARE VALUE IS DETERMINED

     The net asset value of a Fund's share is determined once daily as of the close of the public trading on the NYSE (generally 4:00 p.m. Eastern time, unless trading closes earlier) on each day the NYSE is open for trading. Net asset value per share is calculated by dividing the value of a Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

     Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost as reflecting fair value.

DISTRIBUTIONS AND TAXES

     Dividends and Distributions. Any dividends from net investment income (which includes realized short term capital gains) are declared and paid at least annually, typically at the end of a Fund's fiscal year (March 31). Any undistributed long term net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during a Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

     Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of a Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that distributions be made in cash. Any dividend or distribution paid by a Fund has the effect of reducing the net asst value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

     Taxes. Each Fund intends to elect and qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund continues to so qualify, and as long as the Fund distributes all of its income each year to the shareholders, that Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by that Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of the time shares of a Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of their Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investing in a Fund.

GENERAL INFORMATION

     The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shareholder Rights. Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by their respective Fund and to the net assets of that Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund (e.g., approval of the Management Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election or Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

     Performance Information. From time to time, a Fund may publish its total return in advertisements and communications to investors. Total return information will include a Fund's average annual compounded rate of return over the most recent year and over the period from that Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. A Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income.
Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     Custodian and Transfer Agent.

     [To be identified]

Advisor
Harris Bretall Sullivan & Smith L.L.C.
One Sansome Street, Suite 3300
San Francisco, CA  94104
(415) 765-8300
Account Inquiries (800) 385-7003

Distributor
First Fund Distributors, Inc.
4455 E. Camelback Rd., Suite 261E
Phoenix, AZ  85018

Transfer and Dividend Disbursing Agent
[To be identified]

Auditors
[To be identified]

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
345 California Street.
San Francisco, CA  94104

Harris Bretall Sullivan & Smith
Aggressive Growth Equity Fund
Health Care Fund
Technology Fund
Tax-Advantaged Fund
Socially Responsible Fund


Prospectus
June 30, 1998

			STATEMENT OF ADDITIONAL INFORMATION
                         June 30, 1998

       HARRIS BRETALL SULLIVAN & SMITH GROWTH EQUITY FUND HARRIS BRETALL SULLIVAN & SMITH AGGRESSIVE GROWTH EQUITY FUND
        HARRIS BRETALL SULLIVAN & SMITH HEALTH CARE FUND HARRIS BRETALL SULLIVAN & SMITH TECHNOLOGY FUND
      HARRIS BRETALL SULLIVAN & SMITH TAX-ADVANTAGED FUND HARRIS BRETALL SULLIVAN & SMITH SOCIALLY RESPONSIBLE FUND
       each a series of Professionally Managed Portfolios


                 One Sansome Street, Suite 3300
                    San Francisco, CA 94104
                         (800) 685-4277
                         (800) 385-7003


    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the respective Fund. A copy of the prospectus for the respective Fund is available by calling either of the numbers listed above.


                        TABLE OF CONTENTS

The Trust. . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
Investment Objective and Policies  . . . . . . . . . . . . . .B-2
Investment Restrictions. . . . . . . . . . . . . . . . . . . .B-8
Distributions and Tax Information. . . . . . . . . . . . . . B-10
Trustees and Executive Officers. . . . . . . . . . . . . . . B-12
The Funds' Investment Advisor. . . . . . . . . . . . . . . . B-14
The Funds' Administrator . . . . . . . . . . . . . . . . . . B-16
The Funds' Distributor . . . . . . . . . . . . . . . . . . . B-16
Execution of Portfolio Transactions. . . . . . . . . . . . . B-17
Additional Purchase and Redemption Information . . . . . . . B-19
Determination of Share Price . . . . . . . . . . . . . . . . B-20
Performance Information. . . . . . . . . . . . . . . . . . . B-21
General Information. . . . . . . . . . . . . . . . . . . . . B-22
Financial Statements . . . . . . . . . . . . . . . . . . . . B-23


                            THE TRUST


    Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the following six Funds:

             1.   Harris Bretall Sullivan & Smith Growth Equity Fund (the
			 "Growth Fund");

             2.   Harris Bretall Sullivan & Smith Aggressive Growth Equity Fund
		 (the "Aggressive Growth Fund");

             3.   Harris Bretall Sullivan & Smith Health Care Fund (the "Health
			 Care Fund");

             4.   Harris Bretall Sullivan & Smith Technology Fund (the
			 "Technology Fund");

             5.   Harris Bretall Sullivan & Smith Tax-Advantaged Fund (the
		 "Tax-Advantaged Fund");  and

             6.   Harris Bretall Sullivan & Smith Socially Responsible Fund (the
		 "Socially Responsible Fund").


               INVESTMENT OBJECTIVE AND POLICIES

      The investment objectives and policies of the Funds are described in detail in their respective Prospectuses. The following discussion supplements the discussion of the Funds' investment objectives and policies as set forth in the respective Prospectuses. There can be no assurance that any of the Funds will achieve their objectives.

Depositary Receipts

    A Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, a Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

Warrants

    The Technology and Aggressive Growth Funds may invest a portion of their assets in warrants. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Investing in warrants can provide a greater potential for profit or loss than an equivalent instrument in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.


Repurchase Agreements

     Each Fund may enter into repurchase agreements as discussed in the Prospectuses. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer
maturities.   A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

    For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

    Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

    Each Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be adversely affected by purchase of securities on a when-issued basis. Each Fund will segregate liquid assets with its Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.


Short-Term Investments; U.S. Government and Mortgage Related Securities


    As indicated in the prospectuses, the Advisor expects that under normal market conditions, each Fund will stay fully invested and cash levels typically will not exceed 5% of total assets. However, at times a Fund may invest in short-term cash equivalent securities either for temporary, defensive purposes or when the Advisor views the market as significantly overvalued. The Aggressive Growth, Health Care, Technology, Tax-Advantaged, and Socially Responsible Funds may be substantially invested in cash and cash equivalents for up to several months after commencing operations.


    These securities may include U.S. Government securities. U.S. Government securities include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Financing Bank and Student Loan Marketing Association.

    All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the FNMA, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

    Short-term securities may also include mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

    As noted above, payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA") or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non- governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

    Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest.

    In certain mortgage-related securities, all interest payments go to one class of holders-- "interest only" or "IO"--and all of the principal goes to a second class of holders--"principal only" or "PO". The yield to maturity on an IO class is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets, and a rapid rate of principal payments will have a material adverse effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even when the securities are rated AA or the equivalent. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on a PO class would be materially adversely affected. As interest rates rise and fall, the value of IO's tends to move in the same direction as interest rates. The value of the other mortgage-related securities described herein, like other debt instruments, will tend to move in the opposite direction from interest rates. In general, the Fund treats IO's and PO's as subject to the restriction on investments in illiquid instruments except that IO's and PO's issued by the U.S. Government, its agencies and instrumentalities and backed by fixed-rate mortgages may be excluded from this limit if, in the judgment of the Advisor and subject to the oversight of the Trustees such IO's and PO's are readily marketable.



Options on Securities

    A Fund may purchase put and call options on securities in which it has invested. A Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

    A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period.

    A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

    Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    Although the Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by that Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless that Fund effects a closing purchase transaction.

    Each Fund also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

    There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

Foreign Securities

    Investors in Funds that may invest in foreign securities should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.


                    INVESTMENT RESTRICTIONS

    The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

    1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies and (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

    2. (a) Borrow money, except as stated in the applicable Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowing.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing.


    3. Except as disclosed in the applicable Prospectus or required in connection with permissible hedging activities, purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)


    4. Purchase or sell real estate, commodities or commodity contracts (however each Fund reserves the right in the future to engage in futures contracts and options on futures contracts upon authorization by the Board of Trustees and notification to shareholders).


    5. With regard to the Growth Fund only, invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)


    6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowing, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

    7.   Invest in any issuer for purposes of exercising control or management.

The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

    8. Invest in securities of other investment companies which would result in a Fund owning more than 3% of the outstanding voting securities of any one such investment company, a Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of that Fund's total assets, or a Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of a Fund's total assets.

    9. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

    If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to the Funds' policies on borrowing and on illiquid securities, or as otherwise noted.


               DISTRIBUTIONS AND TAX INFORMATION

Distributions

    Any dividends from net investment income (including realized short term capital gains) are declared and paid at least annually, typically at the end of each Fund's fiscal year (March 31). Any undistributed long term net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed long term capital gains realized during a Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

    Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

    Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing of distributions. The Funds' policy is to distribute to their shareholders all of their investment company taxable income and any net realized long- term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes. To comply with the requirements, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (I) at least 98% of their ordinary income for such year, (ii) at least 98% of the excess of their realized capital gains over their realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

    Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

    Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of each Fund's investment policy, it is expected that dividends from domestic corporations will be part of each Fund's gross income and that, accordingly, part of the distributions by a Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

    Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

    A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

    Under the Code, the Funds will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

    The Funds will not be subject to tax in the Commonwealth of Massachusetts as long as they qualify as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in a Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in a Fund.

    The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

    This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.

                 TRUSTEES AND EXECUTIVE OFFICERS

    The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of each Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.

Steven J. Paggioli,* 47  President and Trustee

479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's administrator),and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 54 Trustee

40 Maple Lane, Copake, NY 12516. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 57 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 59 Trustee

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 53 Trustee

1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Eric M. Banhazl*, 40 Treasurer

2025 E. Financial Way, Suite 101, Glendora, California 91741. Senior Vice President, The Wadsworth Group, Senior Vice President of ICAC and Vice President of FFD since 1990.

Robin Berger*, 40 Secretary

479 West 22nd St., New York, New York 10011. Vice President, The Wadsworth Group since June, 1993; formerly Regulatory and Compliance Coordinator, Equitable Capital Management, Inc. (1991-93).

Robert H. Wadsworth*, 57 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.


    Set forth below is the rate of compensation received by the following Trustees from the portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $7,500 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $4,500. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from any portfolios of the Trust.


Name of Trustee         Total Annual Compensation

Dorothy A. Berry        $22,000
Wallace L. Cook         $17,500
Carl A. Froebel         $17,500
Rowley W.P. Redington   $17,500


    During the fiscal year ended March 31, 1997, trustees' fees and expenses in the amount of $2,791 were allocated to the Growth Fund. As of the date of this Statement of Additional Information, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund.


                 THE FUNDS' INVESTMENT ADVISOR


    The Board of Trustees of the Trust establishes each Fund's policies and supervises and reviews the management of each Fund. The Advisor is located at One Sansome Street, Suite 3300, San Francisco, CA 94104. The Advisor provides investment advisory services to individual and institutional investors with assets of approximately $2.7 billion. Each Fund's portfolio is managed by the following individuals:

Growth Fund:             Mr. John J. Sullivan, Executive Vice President and
                         Partner and Mr. Gordon J. Ceresino, also Executive
                         Vice President and Partner.

Aggressive Growth Fund:  David Post, Executive Vice President and Partner,
                         and  Henri Moudi, Analyst.

Health Care Fund:        Jack Sullivan, Executive Vice President and
                         Partner,  and Lloyd Kurtz, Analyst.

Technology Fund:         Susan Foley, Executive Vice President and Partner,
                         and Seth Scholar, Analyst

Tax-Advantaged Fund:     Henry B.D. Smith, Executive Vice President and
                         Partner, and William Vaughan, Portfolio Manager.

Socially Responsible
				Fund:    Henry B.D. Smith, Executive Vice President and
                         Partner, and Lloyd Kurtz, Analyst.


    The Advisor is a majority-owned affiliate of Value Asset Management, Inc. ("VAM"). VAM is a Connecticut-based holding company owned by Banc Boston Ventures, Inc., which is a subsidiary of Bank Boston, N.A. VAM invests in privately-owned asset management firms.


    Under the Investment Advisory Agreement with each Fund, the Advisor provides each Fund with advice on buying and selling securities, manages the investments of each Fund, furnishes each Fund with office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation, each Fund pays the Advisor a monthly management fee (accrued daily) based upon its average daily net assets at the following annual rates:


Growth Fund                0.75%
Health Care Fund           0.75%
Socially Responsible Fund  0.75%
Tax-Advantaged Fund        0.75%
Technology Fund            0.80%
Aggressive Growth Fund     0.90%


    The Advisor has undertaken to limit each Fund's operating expenses to an annual level of 1.29% of that Fund's average net assets. With regard to the Growth Fund, the Advisor waived its fees of $15,020 and reimbursed the Fund in the amount of $74,252 for the fiscal period ended March 31, 1997.


    The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


                     THE FUNDS' ADMINISTRATOR

    The Funds have an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of each Fund; prepare all required filings necessary to maintain each Fund's qualification and/or registration to sell shares in all states where each Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of each Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional
services as may be agreed upon by  a Fund and the Administrator.    For its
services, ICAC receives an annual fee equal to 0.12% of each Fund's average daily net assets up to $25 million, 0.07% of the next $25 million of net assets, 0.05% of the next $50 million of net assets and 0.03% on assets over $100 million, with a minimum fee of $30,000. ICAC received fees of $28,351 from the Growth Fund for the fiscal period ended March 31, 1997.


                      THE FUNDS' DISTRIBUTOR

    First Fund Distributors, Inc., (the "Distributor"), a corporation owned by Mr. Banhazl, Mr. Paggioli and Mr. Wadsworth, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distributing Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

    Each Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Distributor as reimbursement for or in anticipation of, expenses incurred for distribution related activities. During the year ended March 31, 1997, the Growth Fund paid fees of $5,007 to the Distributor, of which $4,816 was for selling compensation, and $191 related to Distributor printing expenses.


               EXECUTION OF PORTFOLIO TRANSACTIONS

    Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by a Fund and which broker-dealers will be used to execute a Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

    Purchases of portfolio securities for a Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

    In placing portfolio transactions, the Advisor will use its best efforts to choose a broker- dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker- dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with each Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of a Fund subject to rules adopted by the National Association of Securities Dealers Regulation, Inc.

    While it is each Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for a Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds.

    Investment decisions for each Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts. In such event, the position of a Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for that Fund.

    The Funds do not effect securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

    The Funds do not use the Distributor to execute their portfolio transactions. For the fiscal period ended March 31, 1997 the aggregate brokerage commissions paid by the Growth Fund were $4,429.

          ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The Trust reserves the right in its sole discretion (i) to suspend the continued offering of each Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

    Payments to shareholders for shares of a Fund redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by that Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

    The Funds intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Funds may make payment partly in securities with a current market value equal to the redemption price. Although the Funds do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. Each Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

    The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

Check-A-Matic

    As discussed in the Prospectuses, each Fund provides a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of a Fund on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the respective Fund. The market value of a Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                   DETERMINATION OF SHARE PRICE

    As noted in the Prospectuses, the net asset value and offering price of shares of each Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share.

    In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

    The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                     PERFORMANCE INFORMATION

    From time to time, a Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time.

     A Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

    Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     A Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                         P(1+T)n  =  ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

    T     =  average annual total return
    n    =  number of years
    ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

    Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge.

    The Growth Fund's total return since its inception on May 1, 1996 through the period ending September 30, 1997 was 25.64% and for the 12-month period ending September 30, 1997 was 34.02%.

                      GENERAL INFORMATION

    Investors in each Fund will be informed of their Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

    Star Bank N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Growth Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Growth Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 is the Growth Fund's Transfer and Dividend Disbursing Agent.

    Ernst & Young, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Growth Fund.

    Paul, Hastings, Janofsky & Walker, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Funds.

    The following persons are beneficial owners of more than 5% of the Growth Fund's outstanding voting securities as of December 3, 1997. An asterisk (*) denotes an account affiliated with the Growth Fund's investment advisor, officers or trustees:

        Fidelity Investments Operations Co. as agent for certain benefit plans, Covington, KY 41015; 40.17%

        Charles Schwab & Co., Inc., account for Exclusive Benefit of Photon Research Retirement Plan, San Francisco, CA 94104; 25.68%

        Charles Schwab & Co., Inc., Special Custody Account for Exclusive Benefit of Customers, San Francisco, CA 94104; 5.94%

    The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the applicable Fund's assets for any shareholder held personally liable for obligations of a Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the applicable Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the applicable Fund itself is unable to meet its obligations.

    The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       FINANCIAL STATEMENTS

    The annual report to shareholders for the Growth Fund for the fiscal year ended March 31, 1997 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                        FORM N-1A
                                         PART C

Item 24.  Financial Statements and Exhibits.

     (a)  Financial  Statements  for  the  fiscal  year  ended  June 30,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended June 30, 1997 (Boston Managed Growth Fund, Leonetti Balanced Fund and U.S. Global Leaders Growth Fund Series).

          Financial Statements: Financial Statements for the fiscal year ended March 31, 1997: Incorporated by reference from the annual reports to shareholders for the fiscal year ended March 31, 1997) (Avondale Total Return, Harris Bretall Sullivan & Smith Growth Equity, Hodges, Osterweis, Perkins Opportunity and Women's Equity Mutual Fund Series).

          Financial  Statements  for  the  fiscal  year  ended  April  30, 1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended April 30, 1997 (Pzena Focused Value Fund and Titan Financial Services Fund series).

          Financial  Statements  for the  fiscal  year ended  August  31,  1997:
          Incorporated by Reference from the annual reports to shareholders for the fiscal year ended August 31, 1997 (Academy Value, Lighthouse Contrarian and Trent Equity Fund Series).

          Financial Statements for the fiscal year ended December 31, 1996; Incorporated by Reference from the annual reports to shareholders for the fiscal year ended December 31, 1996 (Matrix Growth Fund Series, Matrix Emerging Growth Fund Series)


         (b)  Exhibits:

                  (1)  Agreement and Declaration of Trust--1
                  (2)  By-Laws--1
                  (3)  Voting Trust Agreement -- Not applicable
                  (4)  Specimen Share Certificate-2

                  (5)  Form of Investment Advisory Agreement
				  		--to be filed by amendment

                  (6)  Form of Distribution Agreement
                  (7)  Benefit Plan -- Not applicable
                  (8)  Form of Custodian and Transfer Agent
                       Agreements--to be filed by amendment
                  (9)  Form of Administration Agreement

                  (10) Consent and Opinion of Counsel as to legality of
                       shares--to be filed by amendment

                  (11) Consent of Accountants--not applicable
                  (12) All Financial Statements omitted from Item 23 --
                       Not applicable
                  (13) Letter of Understanding relating to initial
                       capital--2
                  (14) Model Retirement Plan Documents - Not applicable

                  (15)(a) Form of Plan pursuant to Rule 12b-1
				  			--to be filed by amendment
                      (b) Form of Shareholder Service Plan--3

                  (16) Schedule for Computation of Performance
                       Quotations--4


1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

2  Incorporated  by  reference  from  Pre-Effective   Amendment  No.  1  to  the
Registration Statement on Form N-1A, filed on April 13, 1987.


3  Incorporated  by  reference  from  Pre-Effective   Amendment  No.  44 to  the
Registration Statement on Form N-1A, filed on February 6, 1998.


4  Incorporated  by  reference  to   Post-Effective   Amendment  No.  7  to  the
Registration Statement on Form N-1A filed on June 17, 1992.


Item 25. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 26. Number of Holders of Securities.


                                                  Number of Record
                                                  Holders as of
               Title of Class                     April 8, 1998

Shares of Beneficial Interest, no par value:

          Academy Value Fund                         218
          Avondale Total Return Fund                 145
          Boston Balanced Fund                       251
          Hodges Fund                               1041
          Osterweis Fund                             128
          PGP Korea Growth Fund                       23
          Perkins Opportunity Fund                 6,307
          Pro-Conscience Women's Equity Mutual Fd.   602
          Trent Equity Fund                          149
          Matrix Growth Fund                         388
          Matrix Emerging Growth Fund                 83
          Leonetti Balanced Fund                     355
          Lighthouse Contrarian Fund                 406
          U.S.Global Leaders Growth Fund             459
          Harris, Bretall, Sullivan & Smith
           Growth Equity Fund                        110
          Pzena Focused Value Fund                   230
          Titan Financial Services Fund              980


Item 27.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 29.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

            Advisors Series Trust
            Guinness Flight Investment Funds
            Fremont Mutual Funds, Inc.
            Fleming Capital Mutual Fund Group, Inc.
            The Purisima Funds
            Jurika & Voyles Fund Group
            Kayne Anderson Mutual Funds
            Masters' Select Investment Trust
            O'Shaughnessy Funds, Inc.
            PIC Investment Trust
            Rainier Investment Management Mutual Funds
            RNC Mutual Fund Group, Inc.
            UBS Private Investor Funds

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.


Item 30.  Location of Accounts and Records.


	The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.


Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 32.  Undertakings

         (a) File a post-effective amendment for the Perkins Discovery Fund series, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement as such requirement is interpreted by the staff of the Commission; and

         (b) Furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (c) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                           SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on April 9, 1998.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ Steven J. Paggioli            Trustee       April 9, 1998
Steven J. Paggioli

/S/ Eric M. Banhazl               Principal     April 9, 1998
Eric M. Banhazl                   Financial
                                  Officer

Dorothy A. Berry                  Trustee       April 9, 1998
*Dorothy A. Berry

Wallace L. Cook                   Trustee       April 9, 1998
*Wallace L. Cook

Carl A. Froebel                   Trustee       April 9, 1998
*Carl A. Froebel

Rowley W. P. Redington            Trustee       April 9, 1998
*Rowley W. P. Redington


* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995